Annual Operating Expenses - FidelitySAIRealEstateFund-PRO - FidelitySAIRealEstateFund-PRO - Fidelity SAI Real Estate Fund - Fidelity SAI Real Estate Fund	Jul. 10, 2024
Operating Expenses:
Management fee	0.50%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[1]
Total annual operating expenses	0.56%

[1]	A Based on estimated amounts for the current fiscal year.